Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Offering costs amount	$ 11,494,785
Net operating loss	276,000
Federal depository insurance corporation	$ 250,000